PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Provisions at beginning of period	$ 806.7
Additions	142.8
Reductions	(6.4)
Reclamation spending	(22.2)
Accretion	37.0
Reclamation expense	(19.2)
Provisions at end of period	938.7	$ 806.7
Current portion	48.8
Non-current portion	889.9
Other operating expense	64.5	113.8
Reclamation and remediation obligations
Provisions
Provisions at beginning of period	779.0
Additions	102.3
Reclamation spending	(22.2)
Accretion	37.0
Reclamation expense	(19.2)
Provisions at end of period	876.9	779.0
Current portion	43.4
Non-current portion	833.5
Other operating expense	19.2	23.5
Letter of credit issued to various agencies	440.8	463.2
Surety bonds outstanding	$ 375.1	$ 317.0
Reclamation and remediation obligations | Minimum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	3.80%	3.90%
Inflation rate used in estimating the site restoration cost obligation (in percent)	2.00%	2.00%
Reclamation and remediation obligations | Maximum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	8.40%	8.80%
Inflation rate used in estimating the site restoration cost obligation (in percent)	4.50%	8.70%
Other
Provisions
Provisions at beginning of period	$ 27.7
Additions	40.5
Reductions	(6.4)
Provisions at end of period	61.8	$ 27.7
Current portion	5.4
Non-current portion	$ 56.4